INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Domestic	$ 3,253	$ 8,530	$ 8,325
Foreign - U.S.A	(606)	(2,523)	(2,485)
Income before taxes on income	$ 2,647	$ 6,007	$ 5,840